Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2014	10,958,796	0.31	6.7	39,546
Exercised	(1,828,910)	0.26
Forfeited	(75,768)	0.54

Outstanding, December 31, 2014	9,054,118	0.32	6.3	20,450

Vested and expected to vest at December 31, 2014	9,054,118	0.32	6.3	20,450

Exercisable as of December 31, 2014	7,837,941	0.25	6.2	18,225

Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Valuation Model or Binomial Lattice Model

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2011 and 2012, respectively, with the following assumptions:

	Granted in 2011	Granted in 2011	Granted in 2012
	Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	2.2	2.2
Expected volatility	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%
Fair value of share option	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

Restricted Stock Units Activity

The following table summarizes the Company’s RSUs activity under the 2010 Plan and 2014 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2014	1,176,611	12.52	9.0	27,674
Granted	3,196,373	23.27
Vested	(677,570)	14.42
Forfeited	(85,158)	12.56

Unvested, December 31, 2014	3,610,256	19.22	8.6	55,851

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Cost of revenues	4,517	8,054	7,163	1,154
Sales and marketing expenses	10,508	13,405	13,482	2,173
General and administrative expenses	47,749	40,711	208,914	33,671
Research and development expenses	4,858	5,599	4,176	673

	67,632	67,769	233,735	37,671